NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Bond Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Money Market Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated March 11, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Government Bond Fund (the “Fund”)

Effective April 1, 2016:

1.	The table under the “Fees and Expenses” section on page 10 of the Prospectus with respect to the Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses	0.46%	0.38%	0.58%	0.42%
Total Annual Fund Operating Expenses	1.16%	1.83%	1.53%	0.87%
Fee Waiver/Expense Reimbursement1	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.08%	1.75%	1.45%	0.79%
1 Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.70% until at least March 31, 2017. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different. More information about administrative services fees can be found in “Investing with Nationwide Funds” on pages 73-74 of this Prospectus.

2.	The tables under the “Example” section on page 11 of the Prospectus with respect to the Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$333	$577	$841	$1,595
Class C shares	278	568	983	2,141
Class R shares	148	476	827	1,817
Institutional Service Class shares	81	270	474	1,065

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$178	$568	$983	$2,141

Nationwide HighMark California Intermediate Tax Free Bond Fund (the “Fund”)

Effective April 1, 2016:

1.	The table under the “Fees and Expenses” section on page 18 of the Prospectus with respect to the Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.19%	0.18%	0.12%	0.21%
Total Annual Fund Operating Expenses	0.89%	1.38%	0.57%	0.66%
Fee Waiver/Expense Reimbursement2	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%	1.30%	0.49%	0.58%
1	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2015.
2
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least March 31, 2017. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different. More information about administrative services fees can be found in “Investing with Nationwide Funds” on pages 73-74 of this Prospectus.

2.	The tables under the “Example” section on page 19 of the Prospectus with respect to the Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$306	$495	$699	$1,289
Class C shares	232	429	748	1,650
Institutional Class shares	50	175	310	706
Institutional Service Class shares	59	203	360	815

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$132	$429	$748	$1,650

Nationwide HighMark National Intermediate Tax Free Bond Fund (the “Fund”)

Effective April 1, 2016:

1.	The table under the “Fees and Expenses” section on page 22 of the Prospectus with respect to the Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.38%	0.37%	0.32%	0.40%
Total Annual Fund Operating Expenses	1.08%	1.57%	0.77%	0.85%
Fee Waiver/Expense Reimbursement2	(0.30)%	(0.30)%	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%	1.27%	0.47%	0.55%
1	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2015.
2
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.47% until at least March 31, 2017. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different. More information about administrative services fees can be found in “Investing with Nationwide Funds” on pages 73-74 of this Prospectus.

2.	The tables under the “Example” section on page 23 of the Prospectus with respect to the Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$303	$532	$779	$1,486
Class C shares	229	466	827	1,842
Institutional Class shares	48	216	398	926
Institutional Service Class shares	56	241	442	1,021

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$129	$466	$827	$1,842

Nationwide Ziegler Wisconsin Tax Exempt Fund (the “Fund”)

Effective April 1, 2016:

1.	The table under the “Fees and Expenses” section on page 41 of the Prospectus with respect to the Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.28%	0.28%	0.24%	0.28%
Total Annual Fund Operating Expenses	1.03%	1.53%	0.74%	0.78%
Fee Waiver/Expense Reimbursement1	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.89%	1.39%	0.60%	0.64%
1
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.60% until at least March 31, 2017. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different. More information about administrative services fees can be found in “Investing with Nationwide Funds” on pages 73-74 of this Prospectus.

2.	The tables under the “Example” section on page 41 of the Prospectus with respect to the Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$314	$532	$768	$1,444
Class C shares	242	470	821	1,812
Institutional Class shares	61	222	398	905
Institutional Service Class shares	65	235	420	953

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$142	$470	$821	$1,812

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE